Property and Equipment Disclosure: Schedule of Property and Equipment (Tables)	Dec. 31, 2020
Tables/Schedules
Schedule of Property and Equipment

	December 31,
	2020	2019

Leasehold improvements	$356,693	$356,693
Office and equipment	566,308	566,308
Selling equipment	8,354	8,354
Furniture and fixtures	18,487	18,487

Total at cost	949,842	949,842
Less: Accumulated depreciation & amortization	(855,698)	(823,160)

	$94,144	$126,682